CONSOLIDATED BALANCE SHEETS (PARENTHETICAL) - USD ($) $ in Millions	Sep. 27, 2019	Sep. 28, 2018
Statement of Financial Position [Abstract]
Allowance for doubtful accounts	$ 1.0	$ 0.6
Preferred stock, par value per share (usd per share)	$ 0.01	$ 0.01
Preferred stock, shares authorized (in shares)	20,000,000	20,000,000
Preferred stock, shares issued (in shares)	0	0
Common stock, par value per share (usd per share)	$ 0.01	$ 0.01
Common stock, shares authorized (in shares)	150,000,000	150,000,000
Common stock, shares, issued (in shares)	38,371,305	38,026,597
Common stock, shares, outstanding (in shares)	38,371,305	38,026,597